Equity Incentive Plans (Allocation of Stock-Based Compensation Expense) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 2,498,000	$ 8,000	$ 3,224,000	$ 47,000
Research and development expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	358,000	1,000	609,000	8,000
General and administrative expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	2,140,000	7,000	2,615,000	39,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Acceleration of RSA expense in connection with executive severance	1,244,000		1,244,000
Total stock-based compensation expense	892,000		1,468,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 362,000	$ 8,000	$ 512,000	$ 47,000